Income Taxes - Current and Deferred Taxes Related to Each Component of Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax relating to components of other comprehensive income [abstract]
Remeasurement of defined benefit plans, Pretax	¥ (169)	¥ 2,093	¥ 674
Foreign currency translation adjustments, Pretax	(4,047)	3,751	(299)
Reclassification adjustments for foreign currency translation adjustments, Pretax	(345)	(13)	50
Proportionate share of other comprehensive income of associates, Pretax	(27)	106	3
Reclassification adjustments for net changes in proportionate share of other comprehensive income of associates, Pretax	(12)
Net changes in fair value of equity instruments at FVOCI, Pretax	(2,681)
Net changes in fair value of debt instruments at FVOCI, Pretax	88
Reclassification adjustments for net changes in fair value of debt instruments at FVOCI, Pretax	10
Net change in fair value of available-for-sale financial assets, Pretax		(3,339)	(2,019)
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Pretax		1,090	293
Total, Pretax	(7,183)	3,688	(1,298)
Remeasurement of defined benefit plans, Tax	(29)	(488)	(209)
Foreign currency translation adjustments, Tax	372	(146)	(199)
Reclassification adjustments for foreign currency translation adjustments, Tax	0	0	0
Proportionate share of other comprehensive income of associates, Tax	(4)	(14)	0
Reclassification adjustments for net changes in proportionate share of other comprehensive income of associates, Tax	0	0	0
Net changes in fair value of equity instruments at FVOCI, Tax	735
Net changes in fair value of debt instruments at FVOCI, Tax	(28)
Reclassification adjustments for net changes in fair value of debt instruments at FVOCI, Tax	0	0	0
Net change in fair value of available-for-sale financial assets, Tax		836	546
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Tax		(343)	(92)
Total, Tax	1,046	(155)	46
Remeasurement of defined benefit plans, Post tax	(198)	1,605	465
Foreign currency translation adjustments, Post tax	(3,675)	3,605	(498)
Reclassification adjustments for foreign currency translation adjustments, Post tax	(345)	(13)	50
Proportionate share of other comprehensive income of associates, Post tax	(31)	92	3
Reclassification adjustments for net changes in proportionate share of other comprehensive income of associates, Post tax	(12)
Net changes in fair value of equity instruments at FVOCI, Post tax	(1,946)
Net changes in fair value of debt instruments at FVOCI, Post tax	60
Reclassification adjustments for net changes in fair value of debt instruments at FVOCI, Post tax	10
Net change in fair value of available-for-sale financial assets, Post tax		(2,503)	(1,473)
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Post tax		747	201
Total other comprehensive (loss)/income for the year, net of tax	¥ (6,137)	¥ 3,533	¥ (1,252)